Property, Plant and Equipment - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Interest capitalized	₨ 157	₨ 89
Capitalization rate of borrowing cost	1.90%	2.40%